SCHEDULE OF FAIR VALUE OF WARRANT USING ASSUMPTIONS (Details)			12 Months Ended
	Dec. 29, 2021 USD ($)	Jun. 24, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Jun. 24, 2022 $ / shares
Expected volatility (%)				152.10%
Risk-free interest rate (%)	1.29%			1.29%
Expected dividend yield	0.00%		0.00%	0.00%
Contractual term (years)	5 years
Conversion price				$ 0.05
Share price			$ 0.038	$ 0.025
Fair value (U.S. dollars in thousands) | $	$ 519,000
A Warrant [Member]
Warrants and rights outstanding term			2 years 6 months
Fair value of the warrants (U.S. dollars in thousands) | $			$ 119
A Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants and rights outstanding measurement input			0
A Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and rights outstanding measurement input			0.96
A Warrant [Member] | Measurement Input, Option Volatility [Member]
Warrants and rights outstanding measurement input			159.70
A Warrant [Member] | Measurement Input, Share Price [Member]
Share price			$ 0.025
A Warrant [Member] | Measurement Input, Exercise Price [Member]
Warrants and rights outstanding measurement input			0.05
A Warrant [Member] | Citrine 8LP [Member]
Expected volatility (%)		156.80%
Risk-free interest rate (%)		0.37%
Expected dividend yield		0.00%
Contractual term (years)		2 years 6 months
Conversion price		$ 0.1
Share price					$ 0.03
Fair value (U.S. dollars in thousands) | $		$ 184,000
B Warrant [Member]
Warrants and rights outstanding term			3 years 6 months
Fair value of the warrants (U.S. dollars in thousands) | $			$ 136
B Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants and rights outstanding measurement input			0
B Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and rights outstanding measurement input			1.18
B Warrant [Member] | Measurement Input, Option Volatility [Member]
Warrants and rights outstanding measurement input			159.70
B Warrant [Member] | Measurement Input, Share Price [Member]
Share price			$ 0.025
B Warrant [Member] | Measurement Input, Exercise Price [Member]
Warrants and rights outstanding measurement input			0.05
B Warrant [Member] | Citrine 8LP [Member]
Expected volatility (%)		156.80%
Risk-free interest rate (%)		0.59%
Expected dividend yield		0.00%
Contractual term (years)		3 years 6 months
Conversion price					0.1
Share price					$ 0.03
Fair value (U.S. dollars in thousands) | $		$ 220,000
Warrant A One [Member]
Fair value of the warrants (U.S. dollars in thousands) | $			$ 50,000
Warrant A One [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants and rights outstanding measurement input			0
Warrant A One [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and rights outstanding measurement input			3.13
Warrant A One [Member] | Measurement Input, Option Volatility [Member]
Warrants and rights outstanding measurement input			153.1
Warrant A One [Member] | Measurement Input, Share Price [Member]
Share price			$ 0.012
Warrant A One [Member] | Measurement Input, Exercise Price [Member]
Warrants and rights outstanding measurement input			0.05
Warrant A One [Member] | Measurement Input, Expected Term [Member]
Warrants and rights outstanding term			2 years
Warrant B One [Member]
Fair value of the warrants (U.S. dollars in thousands) | $			$ 64,000
Warrant B One [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and rights outstanding measurement input			3.14
Warrant B One [Member] | Measurement Input, Option Volatility [Member]
Warrants and rights outstanding measurement input			148.6
Warrant B One [Member] | Measurement Input, Share Price [Member]
Share price			$ 0.012
Warrant B One [Member] | Measurement Input, Exercise Price [Member]
Warrants and rights outstanding measurement input			0.05
Warrant B One [Member] | Measurement Input, Expected Term [Member]
Warrants and rights outstanding term			3 years
Warrant A Two [Member]
Fair value of the warrants (U.S. dollars in thousands) | $			$ 98,000
Warrant A Two [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants and rights outstanding measurement input			0
Warrant A Two [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and rights outstanding measurement input			2.97
Warrant A Two [Member] | Measurement Input, Option Volatility [Member]
Warrants and rights outstanding measurement input			152.9
Warrant A Two [Member] | Measurement Input, Share Price [Member]
Share price			$ 0.02
Warrant A Two [Member] | Measurement Input, Exercise Price [Member]
Warrants and rights outstanding measurement input			0.05
Warrant A Two [Member] | Measurement Input, Expected Term [Member]
Warrants and rights outstanding term			5 years
Before the Change [Member] | A Warrant [Member]
Expected volatility (%)			150.50%
Risk-free interest rate (%)			0.04%
Expected dividend yield			0.00%
Contractual term (years)			2 months 4 days
Conversion price			$ 0.26
Share price			$ 0.07
Fair value (U.S. dollars in thousands) | $			$ 3,000
Before the Change [Member] | B Warrant [Member]
Expected volatility (%)				158.70%
Risk-free interest rate (%)				0.08%
Expected dividend yield				0.00%
Contractual term (years)			1 year 2 months 4 days
Conversion price			$ 0.31
Share price			$ 0.07
Fair value (U.S. dollars in thousands) | $				$ 121,000
After the Change [Member] | A Warrant [Member]
Expected volatility (%)			158.70%
Risk-free interest rate (%)			0.08%
Expected dividend yield			0.00%
Contractual term (years)			1 year 2 months 4 days
Conversion price			$ 0.1
Share price			$ 0.07
Fair value (U.S. dollars in thousands) | $			$ 211,000
After the Change [Member] | B Warrant [Member]
Expected volatility (%)			158.70%
Risk-free interest rate (%)			0.22%
Expected dividend yield			0.00%
Contractual term (years)			2 years 2 months 4 days
Conversion price			$ 0.1
Share price			$ 0.07
Fair value (U.S. dollars in thousands) | $			$ 274,000